Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of cash distributions
The following cash distributions were declared in the six months ended June 30, 2024:

Declaration date	Amount per share (in $)	Payment date
February 2024	0.01	March 2024
March 2024	0.03	April 2024
April 2024	0.03	May 2024
May 2024	0.04	June 2024
June 2024	0.04	July 2024